ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS December 31, 1995

DEAR SHAREHOLDER:

The general direction of short-term municipal interest rates was lower during 1995. With economic indicators pointing toward modest growth and a lack of inflationary pressures, the Federal Reserve Board acted twice during the second half of the year to ease monetary policy. Yields for municipal securities maturing in the six-month to one-year range declined in conjunction with the Federal Reserve's easing moves. However, yields on money market instruments with shorter maturities were more influenced by the seasonal supply and demand pattern. At times, yields on variable-rate demand obligations (VRDOs) and tax-exempt commercial paper with maturities under 30 days equaled or exceeded yields on securities with maturities longer than six months.

Over the course of the year, The Bond Buyer One-Year Note Index, a widely followed indicator of longer-term municipal money market rates, declined 135 basis points from 4.95 percent to 3.60 percent. At the end of 1995, the ratio of the Index to the yield for one-year U.S. Treasury Bills was 69 percent, unchanged from the end of 1994. A stable ratio means that this sector of the municipal market performed equally with the taxable market for comparable maturities.

At the short end of the tax-free money market maturity range, interest rates remained sensitive to cash flows into and out of the market. Yields for variable-rate demand obligations (VRDOs) with daily and weekly rate changes were generous during periods of excess supply and relatively rich during periods of unsatisfied demand. During the second half, weekly VRDO yields moved between a low of 2.90 percent in early July when cash inflows were strong and a high of 5.00 percent in December when cash outflows occurred.

PORTFOLIO MANAGEMENT AND PERFORMANCE

Active Assets California Tax-Free Trust produced an annualized return of 3.21 percent for the six-month period ended December 31, 1995. The Trust's net assets totaled $355 million with 68 percent of the Trust's

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
LETTER TO THE SHAREHOLDERS December 31, 1995, continued

portfolio invested in VRDOs. California-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 27 percent and 5 percent of the portfolio, respectively.

The Trust's weighted average maturity remained short to moderate with few opportunities to pick up yield by extending maturity during the year. At the same time, proposed changes in corporate treatment of tax-free debt made a cautious approach desirable. At the end of December, the Trust's average maturity was 38 days.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. During the past year, particular attention was devoted to monitoring the credit quality of banks providing letters of credit and liquidity facilities for our investments. Mounting concern about Japanese banks prompted portfolio exposure to be virtually eliminated.

The Orange County, California, bankruptcy in December 1994, also influenced investment selections. As a result, fewer commitments than in past years were made during the summer to seasonal purchases of new one-year tax and revenue anticipation notes (TRANs). Stringent credit criteria were applied to all note purchases and detailed disclosure of municipal pool investment practices was sought as part of the credit review process. California note exposure was reduced from 15 percent to 5 percent of the portfolio during 1995.

LOOKING FORWARD

The slower pace of economic growth in 1995 and the Federal Reserve Board's latest interest rate moves have improved market expectations. The outlook for 1996 points toward the possibility of further steps by the Federal Reserve to ease monetary policy. If all other things were equal, the average maturity of the Trust's investments might be extended in this economic environment. However, tax reform proposals are likely to continue to receive publicity and cloud the outlook for tax-exempt securities. In managing the Trust's portfolio, we will maintain our emphasis on quality and liquidity in making investment selections.

We appreciate your support of Active Assets California Tax-Free Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    DEMAND
 THOUSANDS                                                                     RATE+     DATE*         VALUE
----------- ---------------------------------------------------------------- -------- ---------- --------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (67.0%)
   $ 4,000  Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)  .............  5.05%   01/08/96    $ 4,000,000
    13,000  California Alternative Energy Finance Authority, GE Capital Corp
             Arroyo
              Energy Ser 1993 B (AMT)  ......................................  4.90    01/08/96     13,000,000
     6,200  California Department of Water Resources, Central Valley Project
             Ser N-V2  ......................................................  4.90    01/08/96      6,200,000
            California Health Facilities Financing Authority,
     2,700   Catholic HealthCare West 1988 Ser A  ...........................  4.85    01/08/96      2,700,000
     3,800   Childrens Hospital of Orange County Ser 1991 (MBIA)  ...........  4.75    01/08/96      3,800,000
     8,800   Health Dimensions Inc Ser 1987 A  ..............................  3.50    02/01/96      8,800,000
     5,360   Huntington Memorial Hospital Ser 1985  .........................  4.90    01/08/96      5,360,000
     4,700   Kaiser Permanente Ser 1993 A  ..................................  4.90    01/08/96      4,700,000
     4,000   Memorial Health Services Ser 1994  .............................  4.90    01/08/96      4,000,000
    10,000   St Francis Medical Center (MBIA) 1995 Ser E  ...................  4.85    01/08/96     10,000,000
     5,300   St Francis Memorial Hospital Ser 1993 B  .......................  5.90    01/02/96      5,300,000
     6,100   St Joseph Health System Ser 1991 B  ............................  5.90    01/02/96      6,100,000
     5,000   Sutter Health Ser 1990 B  ......................................  5.85    01/02/96      5,000,000
     2,300   Sutter Health Ser 1990 A  ......................................  5.90    01/02/96      2,300,000
     2,655  California Housing Finance Agency, 1995 Ser E (AMT)  ............  4.60    02/01/96      2,655,000
            California Pollution Control Financing Authority,
     2,720   Chevron USA Ser 1983  ..........................................  4.00    11/15/96      2,727,753
     4,895   Chevron USA Ser 1984 B  ........................................  4.25    06/15/96      4,898,340
     1,200   Exxon Corp Ser 1989  ...........................................  5.80    01/02/96      1,200,000
     1,750   Noranda-Grey Eagle Mines Inc 1984 Ser B  .......................  5.00    01/08/96      1,750,000
     5,000   North County Recycling Center 1991 Ser B  ......................  4.95    01/08/96      5,000,000
     2,100   Shell Oil Co 1991 Ser A  .......................................  5.90    01/02/96      2,100,000
     6,000   Shell Oil Co 1994 Ser A & B  ...................................  6.05    01/02/96      6,000,000
     3,000   Southern California Edison Co 1986 Ser C  ......................  5.40    01/02/96      3,000,000
    14,000  California Public Capital Improvements Financing Authority,
             Pooled  Ser 1988 C  ............................................  3.70    03/15/96     14,000,000
            California Statewide Communities Development Authority,
     3,400   House Ear Institute 1993 Ser A COPs  ...........................  6.00    01/02/96      3,400,000
     9,000   Kaiser Permanente Ser 1995 COPs  ...............................  4.90    01/08/96      9,000,000
     7,000   St Joseph Health System COPs  ..................................  5.90    01/02/96      7,000,000
     5,000  Contra Costa Transportation Authority, Sales Tax 1993 Ser A
             (FGIC)  ........................................................  4.90    01/08/96      5,000,000
     8,000  Foothill/Eastern Transportation Corridor Agency, Toll Road Ser
             1995 B  ........................................................  4.75    01/08/96      8,000,000
    10,000  Long Beach, Memorial Health Services Ser 1991  ..................  4.90    01/08/96     10,000,000
            Los Angeles, Multi-Family
     2,900   1985 Ser K  ....................................................  4.40    01/08/96      2,900,000
     5,200   1994 Ser A (AMT)  ..............................................  6.25    01/02/96      5,200,000

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    DEMAND
 THOUSANDS                                                                     RATE+     DATE*         VALUE
----------- ---------------------------------------------------------------- -------- ---------- --------------
   $ 8,000  Los Angeles County Metropolitan Transportation Authority, Prop C
              Sales Tax Refg Ser 1993 A (MBIA)  .............................  5.00%   01/08/96   $  8,000,000
     7,000  Newport Beach, Hoag Memorial Hospital/Presbyterian 1992 Ser A  ..  5.90    01/02/96      7,000,000
     4,600  Ontario Redevelopment Agency, Daisy XX Assoc Ltd Ser 1984  ......  4.80    01/08/96      4,600,000
     3,900  Redlands, Orange Village Apts 1988 Ser A (AMT)  .................  5.30    01/08/96      3,900,000
     6,100  Sacramento County, Administration Center & Courthouse Ser 1990
             COPs  ..........................................................  4.75    01/08/96      6,100,000
     2,800  San Jose-Santa Clara Clean Water Financing Authority, Sewer Ser
             1995 B  (FGIC)  ................................................  4.75    01/08/96      2,800,000
    10,200  Santa Clara County-El Camino Hospital District Hospital
             Facilities  Authority, Valley Medical Center 1985 Ser A  .......  4.85    01/08/96     10,200,000
    11,800  Southern California Public Power Authority, Transmission 1991
             Refg Ser  (AMBAC)  .............................................  4.75    01/08/96     11,800,000
     3,965  Tri City Housing Finance Agency, Single Family Ser 1994 (AMT)  ..  4.30    01/08/96      3,965,000
     4,415  Turlock, Irrigation District Ser 1988 A  ........................  4.85    01/08/96      4,415,000
                                                                                                 --------------
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (Amortized Cost $237,871,093)  .....................................................  237,871,093
                                                                                                 --------------


                                                                                                   YIELD TO
 PRINCIPAL                                                                                        MATURITY ON
 AMOUNT IN                                                                    COUPON   MATURITY     DATE OF
 THOUSANDS                                                                     RATE      DATE      PURCHASE        VALUE
--------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (27.3%)
            California Pollution Control Financing Authority,
             Pacific Gas & Electric Co 1988 Ser C
   $4,000      ..............................................................  3.65%   02/27/96      3.65%      $4,000,000
    5,500      ..............................................................  3.65    02/29/96       3.65       5,500,000
    4,000      ..............................................................  3.55    03/20/96       3.55       4,000,000
    3,500    Southern California Edison Ser 1985 A  .........................  3.60    02/26/96       3.60       3,500,000
            Chula Vista, San Diego Gas & Electric Co Ser 1992 C (AMT)
    5,000      ..............................................................  3.80    02/13/96       3.80       5,000,000
    5,000      ..............................................................  3.65    02/20/96       3.65       5,000,000
    3,000   Delmar Race Track Authority, 1993 BANs  .........................  3.50    02/26/96       3.50       3,000,000
            Long Beach Harbor Department, Ser A (AMT)
    4,000      ..............................................................  3.70    02/16/96       3.70       4,000,000
    4,000      ..............................................................  3.50    03/07/96       3.50       4,000,000
            Los Angeles Department of Water & Power, Electric
    5,000      ..............................................................  3.45    01/29/96       3.45       5,000,000
    6,700      ..............................................................  3.70    02/22/96       3.70       6,700,000
    4,000   Los Angeles Harbor Department, Ser A (AMT)  .....................  4.00    01/12/96       4.00       4,000,000

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited) continued

                                                                                                   YIELD TO
 PRINCIPAL                                                                                        MATURITY ON
 AMOUNT IN                                                                    COUPON   MATURITY     DATE OF
 THOUSANDS                                                                     RATE      DATE      PURCHASE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            Metropolitan Water District of Southern California, Ser 1995 B
   $5,000      ..............................................................  3.30%   02/15/96      3.30%     $  5,000,000
    6,500      ..............................................................  3.55    03/12/96       3.55        6,500,000
            Sacramento Municipal Utility District, Ser I
    4,000      ..............................................................  3.35    03/13/96       3.35        4,000,000
    4,000      ..............................................................  3.55    03/21/96       3.55        4,000,000
            San Diego, San Diego Gas & Electric Co Ser 1995 B
    5,000      ..............................................................  3.65    01/31/96       3.65        5,000,000
    2,500      ..............................................................  3.60    01/31/96       3.60        2,500,000
            West & Central Basin Financing Authority, West Basin  Municipal
             Water District TRANs
    4,000      ..............................................................  3.70    02/09/96       3.70        4,000,000
    4,000      ..............................................................  3.70    02/14/96       3.70        4,000,000
            Puerto Rico
            Puerto Rico Government Development Bank,
    4,000      ..............................................................  3.60    02/08/96       3.60        4,000,000
    4,000      ..............................................................  3.60    02/15/96       3.60        4,000,000
                                                                                                              --------------
            TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
             (Amortized Cost $96,700,000).....................................................................   96,700,000
                                                                                                              --------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (5.1%)
    9,000   California School Cash Reserve Program Authority, 1995 Pool
             Ser A, dtd 07/05/95  ...........................................  4.75    07/03/96       3.75        9,044,057
    9,000   Santa Barbara County, 1995-1996 Ser A TRANs, dtd 07/06/95  ......  4.50    07/05/96       3.79        9,031,615
                                                                                                              --------------
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
             (Amortized Cost $18,075,672).....................................................................   18,075,672
                                                                                                              --------------
            TOTAL INVESTMENTS
             (Amortized Cost $352,646,765) (a)  .................................................    99.4%      352,646,765
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  .....................................      0.6        2,242,124
                                                                                                              --------------
            NET ASSETS  .........................................................................    100.0%    $354,888,889
                                                                                                              ==============

------------

   AMT    Alternative Minimum Tax.

   BANs   Bond Anticipation Notes.

   COPs   Certificates of Participation.

   TRANs  Tax and Revenue Anticipation Notes.

   +      Rate shown is rate in effect at December 31, 1995.

   *      Date in which the principal amount can be recovered through demand.

   (a)    Cost is the same for federal income tax purposes.

Bond Insurance:
---------------

   AMBAC  AMBAC Indemnity Corporation.

   FGIC   Financial Guaranty Insurance Company.

   MBIA   Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

 ASSETS:
Investments in securities, at value (amortized
 cost $352,646,765) ...........................   $352,646,765
Cash ..........................................        485,214
Interest receivable ...........................      1,970,152
Deferred organizational expenses ..............          8,118
Prepaid expenses ..............................         33,186
                                                --------------
  TOTAL ASSETS ................................    355,143,435
                                                --------------
LIABILITIES:
Payable for:
 Investment management fee ....................        142,228
 Plan of distribution fee .....................         28,446
 Shares of beneficial interest  repurchased  ..          1,079
Accrued expenses ..............................         82,793
                                                --------------
  TOTAL LIABILITIES ...........................        254,546
                                                --------------
NET ASSETS:
Paid-in-capital ...............................    354,905,674
Accumulated undistributed net investment
 income .......................................            172
Accumulated net realized loss .................        (16,957)
                                                --------------
  NET ASSETS ..................................   $354,888,889
                                                ==============
NET ASSET VALUE PER SHARE,
 354,905,674 shares outstanding (unlimited
 shares authorized of $.01 par value)  ........   $       1.00
                                                ==============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

 NET INVESTMENT INCOME:
INTEREST INCOME .................   $6,231,492
                                  ------------
EXPENSES
Investment management fee  ......      852,478
Plan of distribution fee ........      170,507
Transfer agent fees and expenses        38,691
Professional fees ...............       30,946
Trustees' fees and expenses  ....       20,894
Registration fees ...............       18,221
Shareholder reports and notices         12,573
Custodian fees ..................       11,137
Organizational expenses .........        4,632
Other ...........................        1,907
                                  ------------
  TOTAL EXPENSES BEFORE EXPENSE
  OFFSET .........................    1,161,986
  LESS: EXPENSE OFFSET ..........      (11,108)
                                  ------------
  TOTAL EXPENSES AFTER EXPENSE
  OFFSET .........................    1,150,878
                                  ------------
NET INVESTMENT INCOME AND NET
INCREASE ........................   $5,080,614
                                  ============

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX MONTHS   FOR THE YEAR
                                                         ENDED DECEMBER 31,  ENDED JUNE 30,
                                                                1995              1995
------------------------------------------------------  ------------------  ---------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income and net increase ................     $  5,080,614      $  8,592,974
Dividends from net investment income ..................       (5,080,492)       (8,593,044)
Net increase from transactions in shares of beneficial
 interest .............................................       41,322,580        25,060,313
                                                        ------------------  ---------------
  TOTAL INCREASE ......................................       41,322,702        25,060,243
NET ASSETS:
Beginning of period ...................................      313,566,187       288,505,944
                                                        ------------------  ---------------
 END OF PERIOD
 (Including undistributed net investment income of
 $172 and $50, respectively) ..........................     $354,888,889      $313,566,187
                                                        ==================  ===============

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1995 (unaudited)

1. Organization and Accounting Policies

Active Assets California Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Trust in the amount of approximately $46,500 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized by the Trust on a straight-line basis over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Trust pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the average daily net assets not exceeding $500 million; 0.425% to the portion of the average daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the average daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the average daily net

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1995 (unaudited) continued

assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the average daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the average daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the average daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the average daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent fiscal year. For the six months ended December 31, 1995, the distribution fee was accrued at the annual rate of 0.10%.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1995 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1995 aggregated $364,901,915 and $334,718,000, respectively.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension cost for the six months ended December 31, 1995 included in Trustees' fees and expenses in the Statement of Operations, amounted to $12,716. At December 31, 1995, the Trust had an accrued pension liability of $29,854 which is included in accrued expenses in the Statement of Assets and Liabilities.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1995, the Trust had transfer agent fees and expenses payable of approximately $8,300.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:


                                                FOR THE SIX MONTHS       FOR THE YEAR
                                                       ENDED                 ENDED
                                                 DECEMBER 31, 1995       JUNE 30, 1995
                                             -----------------------  -----------------
                                                    (UNAUDITED)
Shares sold ................................        617,475,131          1,156,418,031
Shares issued in reinvestment of dividends            5,080,492              8,593,045
                                             -----------------------  -----------------
                                                    622,555,623          1,165,011,076
Shares repurchased .........................       (581,233,043)        (1,139,950,763)
                                             -----------------------  -----------------
Net increase in shares outstanding  ........         41,322,580             25,060,313
                                             =======================  =================

6. FEDERAL INCOME TAX STATUS

At June 30, 1995, the Trust had a capital loss carryover of approximately $16,900 of which $16,000 will be available through June 30, 2002 and $900 will be available through June 30, 2003 to offset future capital gains to the extent provided by regulations.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                        FOR THE YEAR ENDED           FOR THE PERIOD
                                                FOR THE SIX                  JUNE 30               NOVEMBER 12, 1991*
                                               MONTHS ENDED     -------------------------------         THROUGH
                                             DECEMBER 31, 1995    1995       1994        1993        JUNE 30, 1992
----------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....       $  1.00        $  1.00     $  1.00     $  1.00      $ 1.00
                                            -----------------  ----------  ----------  ----------  ------------------
Net investment income .....................         0.015          0.029       0.018       0.018        0.017
Less dividends from net investment income          (0.015)        (0.029)     (0.018)     (0.018)      (0.017)
                                            -----------------  ----------  ----------  ----------  ------------------
Net asset value, end of period ............       $  1.00        $  1.00     $  1.00     $  1.00      $ 1.00
                                            =================  ==========  ==========  ==========  ==================
TOTAL INVESTMENT RETURN ...................          1.49%(1)       2.89%       1.78%       1.84%       1.66%(1)
RATIOS TO AVERAGE NET ASsETS:
Expenses ..................................          0.68%(4)       0.67%       0.68%       0.71%       0.56%(2)(3)
Net investment income .....................          2.97%          2.86%       1.77%       1.82%       2.42%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..       $354,889       $313,566    $288,506    $202,149    $170,364

------------

   *    Commencement of operations.

   (1)  Not annualized.

   (2)  Annualized.

   (3) If the Trust had borne all expenses that were assumed or waived by the Investment Manager, the above annualized expense and net investment income ratios would have been 0.80% and 2.18%, respectively.

   (4) The above annualized expense ratio would have been 0.67% which reflects 0.01% effect for custody cash credits.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
-----------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-----------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-----------------------------------------
Dean Witter Trust Company
Harborside Financial Center--Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-----------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-----------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.


    A C T I V E
   ..........................................................................
    A S S E T S (REGISTERED TRADEMARK)
   ..........................................................................
    A C C O U N T

                                Active Assets
                                  California
                                Tax-Free Trust

   Semiannual Report
   December 31, 1995